Consolidated Statements of Operations and Comprehensive Loss (Parentheticals)	12 Months Ended
	Dec. 31, 2022 $ / shares shares	Dec. 31, 2022 ¥ / shares shares	Dec. 31, 2021 ¥ / shares shares	Dec. 31, 2020 ¥ / shares shares
Income Statement [Abstract]
Class A and B ordinary shares - basic and diluted (in Dollars per share and Yuan Renminbi per share) | (per share)	$ (0.39)	¥ (2.66)	¥ (8.72)	¥ (7.19)
Class A and B ordinary shares - basic and diluted	38,242,073	38,242,073	13,605,515	11,190,079